Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating activities
Net income (loss)	$ 35.2	$ (202.6)
Depletion, depreciation and impairment	203.2	662.4
Financing	20.0	20.3
Share-based compensation	8.3	8.2
Unrealized risk management loss	3.5	4.7
Unrealized equity forward contract loss	0.6	0.0
Gain on share disposition	(15.2)	0.0
Deferred income tax (recovery)	11.8	(62.5)
Decommissioning expenditures	(28.8)	(23.9)
Equity forward contracts	(28.7)	0.0
Onerous office lease settlements	(0.7)	(9.0)
Change in non-cash working capital	30.6	(35.7)
Cash flows from (used in) operating activities	239.8	361.9
Investing activities
Capital expenditures	(298.9)	(343.1)
Property acquisitions	(0.3)	(83.4)
Property dispositions	208.3	0.0
Proceeds from share disposition	91.4	0.0
Change in non-cash working capital	(17.7)	(4.0)
Cash flows from (used in) investing activities	(17.2)	(430.5)
Financing activities
Increase (decrease) in syndicated credit facility	(216.0)	117.5
Issuance of senior unsecured notes	175.0
Issuance of term loan	0.0	50.0
Repayment of term loan	0.0	(50.0)
Repayment of senior unsecured notes	(117.7)	(3.2)
Financing fees paid	(4.1)	(1.8)
Lease liabilities settlements	(2.1)	(2.0)
Exercised compensation plans	(2.0)	(1.2)
Repurchase of common shares	(54.9)	(41.7)
Tax paid on repurchase of common shares	(0.7)	0.0
Cash flows from (used in) financing activities	(222.5)	67.6
Change in cash and cash equivalents	0.1	(1.0)
Cash and cash equivalents (overdraft), beginning of year	(0.5)	0.5
Cash and cash equivalents (overdraft), end of year	(0.4)	(0.5)
Supplementary information
Cash interest paid	$ 22.0	$ 32.1